NOTES PAYABLE - Sellers Note (Details)			3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 09, 2024	Feb. 07, 2024 USD ($)	Sep. 30, 2025 USD ($) D $ / shares shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares
NOTES PAYABLE
Amortization of discount			$ 513,201
Interest expense on convertible notes					$ 1,896,714	$ 7,276,092
Unamortized discount (Premium), Net						27,167
Total carrying balance						980,112
Wilson-Davis Sellers
NOTES PAYABLE
Interest amount			113,791
Principal amount			$ 2,565,931
Shares issued under Tau agreement settled (in shares) | shares			15,922,008
Conversion rate as a percentage of specified trading days volume weighted average share price			90.00%
Threshold trading days | D			7
Wilson-Davis Sellers | Maximum
NOTES PAYABLE
Conversion price (in dollars per share) | $ / shares			$ 0.18
Wilson-Davis Sellers | Minimum
NOTES PAYABLE
Conversion price (in dollars per share) | $ / shares			$ 0.16
Merger financing
NOTES PAYABLE
Interest amount						256,091
Principal amount						1,439,586
Short term, seller notes
NOTES PAYABLE
Interest amount				$ 7,530		366,979
Principal amount				359,896		5,000,000
Principal balance				4,640,104
Pay for accrued interest						92,083
Interest expense on convertible notes				158,333		$ 366,978
Unamortized discount (Premium), Net				$ 0
Shares transferred by related party for conversion (in shares) | shares				92,083
Accrued interest net				$ 150,803
Long-term debt, current maturities				$ 4,790,907
Sellers note
NOTES PAYABLE
Shares transferred by related party for conversion (in shares) | shares				6,133		6,133
Shares issued as conversion in principle on convertible notes (in shares) | shares				31,035		34,931,855
Sellers Notes
NOTES PAYABLE
Maturity due		90 days
Aggregate principal amount		$ 5,000,000
Conversion rate, as a percentage of trailing seven-trading day VWAP (in percent)		90.00%
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)		90.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)		90.00%
Interest rate (in percent)		9.00%
Sellers Notes | Wilson-Davis Sellers
NOTES PAYABLE
Maturity due	90 days
long term, seller notes
NOTES PAYABLE
Interest amount						$ 937,773
Maturity due		24 months
Aggregate principal amount		$ 7,971,000
Principal amount						6,995,624
Principal balance				$ 7,971,197		975,573
Conversion rate, as a percentage of trailing seven-trading day VWAP (in percent)		90.00%
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)		85.00%
Interest rate (in percent)		13.00%
Pay for accrued interest						98,483
Amortization of discount				99,890		594,370
Interest expense on convertible notes				259,063		969,473
Unamortized discount (Premium), Net				$ 521,646		27,167
Shares transferred by related party for conversion (in shares) | shares				259,058
Accrued interest net				$ 259,064		$ 31,706
Total carrying balance				$ 7,708,615